Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023
Assets
Marketable Securities held in Trust Account:
U.S. Treasury Securities	$119,917,674	$119,917,674	$—	$—